Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information About Auditors' Remuneration

	2017 £m	2016 £m	2015 £m
Auditors’ remuneration
Payable to the auditors of RELX PLC and RELX NV	0.9	0.9	0.8
Payable to the auditors of the Group’s subsidiaries	5.6	5.3	4.2
Audit services	6.5	6.2	5.0
Audit-related assurance services	0.8	0.6	0.8
Total audit and audit related assurance services	7.3	6.8	5.8
Tax services	–	0.4	0.9
Other services: Consulting	–	0.1	0.2
Other services: Due diligence and other transaction-related services	0.3	0.4	0.3
Total non-audit related services	0.3	0.9	1.4
Total auditors’ remuneration	7.6	7.7	7.2

Amounts payable to the auditors of the Group’s subsidiaries include amounts for the audit of internal controls over financial reporting in accordance with the US Sarbanes-Oxley Act. Non-audit services performed in the Netherlands by Ernst & Young Accountants LLP in 2017 and 2016 (and Deloitte Accountants BV in 2015) are limited to audit-related assurance services. Included in audit related assurance services for 2017 are £0.1m in fees for services relating to RELX pension plans. The previously reported 2016 fees paid to EY for audit services have been revised to include additional amounts for expenses incurred and final fees for statutory audits which took place subsequent to the audit of the RELX Group consolidated accounts.